Columbia Adaptive Risk Allocation Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 6.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	17,247,285	169,368,339
Total Alternative Strategies Funds (Cost $172,390,114)		169,368,339

Common Stocks 6.7%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	20,300	235,728
Total Health Care		235,728
Information Technology 0.0%
IT Services 0.0%
NEXTDC Ltd.(b)	53,884	451,153
Total Information Technology		451,153
Real Estate 6.7%
Diversified REITs 0.3%
Activia Properties, Inc.	76	172,215
American Assets Trust, Inc.	7,300	163,958
Charter Hall Group	60,826	649,399
Daiwa House REIT Investment Corp.	242	398,242
Empire State Realty Trust, Inc., Class A	121,200	1,123,524
GPT Group (The)	256,969	738,732
H&R Real Estate Investment Trust	36,900	257,095
Heiwa Real Estate REIT, Inc.	129	108,411
Hulic REIT, Inc.	101	100,352
Kenedix Office Investment	438	466,290
Merlin Properties Socimi SA	42,520	458,408
Mirvac Group	416,023	537,144
Mori Trust Sogo REIT, Inc.	174	70,728
NIPPON REIT Investment Corp.	144	79,454
Nomura Real Estate Master Fund, Inc.	380	354,356
Premier Investment Corp.	113	99,537
Sekisui House REIT, Inc.	550	284,870
Star Asia Investment Corp.	337	116,916
Stockland	287,052	911,167
Suntec Real Estate Investment Trust	237,100	200,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyu REIT, Inc.	90	100,528
United Urban Investment Corp.	290	286,124
Total		7,677,566
Health Care REITs 0.6%
Aedifica SA	20,115	1,294,025
Alexandria Real Estate Equities, Inc.(c)	6,024	616,014
American Healthcare REIT, Inc.	14,700	437,913
CareTrust REIT, Inc.	14,000	362,180
Cofinimmo SA	3,658	222,454
Healthcare Realty Trust, Inc.	34,800	596,124
Healthpeak Properties, Inc.(c)	127,961	2,618,082
Medical Properties Trust, Inc.	62,400	368,160
National Health Investors, Inc.	4,700	336,849
Omega Healthcare Investors, Inc.	26,600	979,944
Parkway Life Real Estate Investment Trust	46,400	130,364
Sabra Health Care REIT, Inc.	23,400	388,674
Ventas, Inc.(c)	32,200	2,227,596
Welltower, Inc.(c)	32,180	4,939,952
Total		15,518,331
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc.	2,000	29,620
CapitaLand Ascott Trust	287,000	183,088
CDL Hospitality Trusts	90,700	52,093
Hoshino Resorts REIT, Inc.	64	86,351
Host Hotels & Resorts, Inc.(c)	16,200	261,306
Invincible Investment Corp.	723	308,449
Japan Hotel REIT Investment Corp.	387	179,084
Park Hotels & Resorts, Inc.	22,400	275,072
Ryman Hospitality Properties, Inc.	12,700	1,255,903
Sunstone Hotel Investors, Inc.	18,300	191,784
Total		2,822,750
Industrial REITs 1.0%
CapitaLand Ascendas REIT	337,600	643,408
Dream Industrial Real Estate Investment Trust	23,000	185,367
EastGroup Properties, Inc.(c)	4,900	895,965
ESR-REIT	650,900	115,717
First Industrial Realty Trust, Inc.	45,000	2,568,600

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Frasers Logistics & Commercial Trust(d)	388,300	240,437
GLP J-REIT	505	430,201
Goodman Group	187,378	3,668,174
Goodman Property Trust	108,356	118,251
Granite Real Estate Investment Trust	5,600	257,637
Industrial & Infrastructure Fund Investment Corp.	253	199,970
Innovative Industrial Properties, Inc.	3,100	223,045
Japan Logistics Fund, Inc.	285	168,871
LaSalle Logiport REIT	106	103,780
LXP Industrial Trust	303,400	2,718,464
Mapletree Industrial Trust	175,900	258,195
Mapletree Logistics Trust	365,300	333,322
Mitsubishi Estate Logistics REIT Investment Corp.	144	110,210
Mitsui Fudosan Logistics Park, Inc.	260	178,163
Montea NV	8,432	560,663
Nippon Prologis REIT, Inc.	207	340,672
Prologis, Inc.(c)	66,127	8,194,458
STAG Industrial, Inc.	14,800	532,504
Warehouses De Pauw CVA	107,905	2,344,885
Total		25,390,959
Office REITs 0.3%
Allied Properties Real Estate Investment Trust	17,900	209,220
COPT Defense Properties	12,200	329,766
Cousins Properties, Inc.	51,200	1,552,896
Daiwa Office Investment Corp.	50	97,331
Dexus Property Group	100,340	457,159
Easterly Government Properties, Inc.	17,900	201,733
Global One Real Estate Investment Corp.	86	60,906
Hudson Pacific Properties, Inc.	14,300	46,904
Ichigo Office REIT Investment Corp.	103	56,274
Inmobiliaria Colonial Socimi SA	32,419	190,388
Japan Excellent, Inc.	130	111,103
Japan Prime Realty Investment Corp.	69	158,319
Japan Real Estate Investment Corp.	1,100	789,945
Keppel REIT	288,800	171,207
Mori Hills REIT Investment Corp.	137	119,364
Nippon Building Fund, Inc.	683	564,422
ORIX JREIT, Inc.	260	294,529
Piedmont Office Realty Trust, Inc.	14,400	109,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Precinct Properties Group	278,153	179,019
SL Green Realty Corp.	24,100	1,555,414
Total		7,255,195
Real Estate Management & Development 1.7%
Aeon Mall Co., Ltd.	10,500	141,957
Azrieli Group Ltd.	3,614	275,889
CapitaLand Investment Ltd.	221,600	421,333
City Developments Ltd.(e),(f)	50,100	180,908
CTP NV(d)	30,761	529,705
Dios Fastigheter AB(b)	110,917	738,101
Fastighets AB Balder, Class B(b)	784,022	5,560,598
Grand City Properties SA(b)	305,969	3,469,599
Heiwa Real Estate Co., Ltd.	4,700	145,379
Hongkong Land Holdings Ltd.	132,300	598,858
Hulic Co., Ltd.	41,800	390,244
Hysan Development Co., Ltd.	62,000	106,840
Intea Fastigheter AB(b)	93,484	494,895
Kojamo OYJ(b)	105,737	1,014,015
LEG Immobilien AG	37,771	3,135,909
Mitsubishi Estate Co., Ltd.	108,500	1,595,791
Mitsui Fudosan Co., Ltd.	246,600	2,145,216
New World Development Co., Ltd.	176,000	109,257
Nomura Real Estate Holdings, Inc.	10,400	296,883
NP3 Fastigheter AB	51,683	1,262,422
Nyfosa AB(b)	119,010	1,099,591
Pandox AB	8,205	152,409
Platzer Fastigheter Holding AB, Class B	405,044	3,170,743
PSP Swiss Property AG	4,449	655,537
Sagax AB, Class B	69,863	1,449,782
Sino Land Co., Ltd.	364,000	364,517
Sirius Real Estate Ltd.	171,579	169,858
Sumitomo Realty & Development Co., Ltd.	44,300	1,545,146
Sun Hung Kai Properties Ltd.	144,000	1,355,257
Swire Properties Ltd.	114,200	226,573
Swiss Prime Site AG	55,803	6,434,995
Tokyo Tatemono Co., Ltd.	18,600	297,016
UOL Group Ltd.	61,600	246,579
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wharf Real Estate Investment Co., Ltd.	137,000	356,977
Wihlborgs Fastigheter AB	168,611	1,633,611
Total		41,772,390
Residential REITs 0.8%
Advance Residence Investment Corp.	226	215,054
AvalonBay Communities, Inc.(c)	11,480	2,596,546
Boardwalk Real Estate Investment Trust	3,400	149,913
Camden Property Trust(c)	10,400	1,290,224
Canadian Apartment Properties REIT	16,800	468,321
Centerspace	1,800	119,142
Comforia Residential REIT, Inc.	69	123,184
Daiwa Securities Living Investments Corp.	166	97,923
Equity LifeStyle Properties, Inc.	7,900	541,782
Equity Residential(c)	53,500	3,968,095
Essex Property Trust, Inc.	3,500	1,090,495
Invitation Homes, Inc.(c)	133,920	4,554,619
Irish Residential Properties REIT PLC	996,655	1,021,474
Killam Apartment Real Estate Investment Trust	11,100	125,213
Nippon Accommodations Fund, Inc.	270	206,722
UDR, Inc.(c)	59,154	2,672,578
Total		19,241,285
Retail REITs 1.0%
AEON REIT Investment Corp.	198	173,179
CapitaLand Mall Trust	494,900	723,367
Choice Properties Real Estate Investment Trust	23,700	224,427
Crombie Real Estate Investment Trust	9,900	96,622
Federal Realty Investment Trust	13,544	1,427,809
First Capital Realty, Inc.	17,900	204,518
Fortune Real Estate Investment Trust	120,000	64,736
Frasers Centrepoint Trust	121,200	184,217
Frontier Real Estate Investment Corp.	550	289,609
Fukuoka REIT Corp.	62	59,373
Getty Realty Corp.	9,000	282,600
InvenTrust Properties Corp.	66,500	1,980,370
Japan Retail Fund Investment Corp.	627	384,624
Kimco Realty Corp.(c)	88,800	1,962,480
Kite Realty Group Trust	32,400	742,932
Kiwi Property Group Ltd.	219,516	114,686
Link REIT (The)	253,200	1,150,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	34,800	627,792
Mapletree Commercial Trust	236,500	206,939
Phillips Edison & Co., Inc.	12,700	472,440
Primaris Real Estate Investment Trust	17,200	187,723
Realty Income Corp.(c)	54,744	3,122,050
RioCan Real Estate Investment Trust	32,400	434,240
Scentre Group	576,489	1,211,373
Simon Property Group, Inc.(c)	26,027	4,843,365
Smart Real Estate Investment Trust	11,800	207,902
Unibail-Rodamco-Westfield	6,362	538,965
Urban Edge Properties	11,400	234,840
Vicinity Ltd.	530,184	720,949
Wereldhave NV	13,668	221,779
Total		23,096,722
Specialized REITs 0.9%
CubeSmart	21,700	895,776
Digital Realty Trust, Inc.(c)	15,700	2,454,224
EPR Properties	7,400	392,718
Equinix, Inc.(c)	9,880	8,937,645
Extra Space Storage, Inc.	600	91,536
Four Corners Property Trust, Inc.	9,500	273,125
Iron Mountain, Inc.(c)	28,600	2,664,662
Keppel DC REIT	176,300	270,913
National Storage REIT	185,014	248,948
Public Storage(c)	15,800	4,797,196
SBA Communications Corp.(c)	4,100	893,390
VICI Properties, Inc.(c)	29,500	958,455
Total		22,878,588
Total Real Estate		165,653,786
Total Common Stocks (Cost $167,883,276)		166,340,667

Foreign Government Obligations(g),(h) 12.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(d)
10/22/2034	2.850%	EUR	7,000,000	7,219,097

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
Canadian Government Bond
06/01/2034	3.000%	CAD	15,000,000	10,468,590
China 1.9%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,514,427
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	7,695,943
05/25/2033	2.670%	CNY	47,130,000	6,913,584
05/25/2034	2.270%	CNY	75,000,000	10,771,487
04/15/2053	3.190%	CNY	31,000,000	5,308,225
10/15/2053	3.000%	CNY	45,000,000	7,529,648
Total				45,733,314
France 1.7%
French Republic Government Bond OAT(d),(i)
11/25/2030	0.000%	EUR	15,428,000	13,779,649
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	19,800,000	20,619,445
05/25/2036	1.250%	EUR	8,757,000	7,429,086
Total				41,828,180
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	5,254,262
Japan 1.7%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	8,068,990
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	3,446,118
09/20/2041	0.500%	JPY	640,600,000	3,429,733
03/20/2042	0.800%	JPY	613,850,000	3,424,318
03/20/2043	1.100%	JPY	868,150,000	5,029,163
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	524,050,000	2,398,325
06/20/2051	0.700%	JPY	510,700,000	2,349,988
09/20/2051	0.700%	JPY	508,500,000	2,328,185
12/20/2051	0.700%	JPY	506,900,000	2,308,358
03/20/2052	1.000%	JPY	484,850,000	2,391,384
03/20/2053	1.400%	JPY	678,750,000	3,667,551
06/20/2054	2.200%	JPY	83,300,000	537,599
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	966,774
03/20/2064	2.200%	JPY	42,600,000	256,069
Total				40,602,555
Mexico 2.6%
Mexican Bonos
11/23/2034	7.750%	MXN	1,502,000,000	65,079,423
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 1.2%
New Zealand Government Bond
05/15/2034	4.250%	NZD	55,000,000	30,382,452
South Korea 0.6%
Korea Treasury Bond
06/10/2033	3.250%	KRW	19,000,000,000	13,559,675
Sweden 1.1%
Sweden Government Bond(d)
05/11/2035	2.250%	SEK	140,000,000	12,944,125
Sweden Government Bond
03/30/2039	3.500%	SEK	141,500,000	14,753,390
Total				27,697,515
United Kingdom 0.6%
United Kingdom Gilt(d)
01/22/2044	3.250%	GBP	6,710,000	6,663,286
07/31/2054	4.375%	GBP	6,500,000	7,292,099
Total				13,955,385
Total Foreign Government Obligations (Cost $332,836,699)				301,780,448

Inflation-Indexed Bonds(g) 13.9%

Canada 0.6%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	6,978,423	5,835,886
12/01/2036	3.000%	CAD	7,096,526	5,998,242
12/01/2041	2.000%	CAD	3,648,115	2,807,126
12/01/2054	0.250%	CAD	2,885,375	1,515,023
Total				16,156,277
France 1.4%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	12,039,916	14,548,058
07/25/2047	0.100%	EUR	1,323,105	1,031,173
French Republic Government Bond OAT(d)
03/01/2036	0.100%	EUR	1,708,095	1,563,041
07/25/2036	0.100%	EUR	8,754,761	8,049,589
07/25/2040	1.800%	EUR	7,412,042	8,209,874
07/25/2043	0.950%	EUR	1,133,088	1,092,721
Total				34,494,456
Germany 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	11,479,378	11,962,860
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2033	0.100%	EUR	2,784,886	2,797,950
Total				14,760,810
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Inflation-Indexed Bonds(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	2,661,832	2,884,833
05/15/2028	1.300%	EUR	11,003,700	11,599,235
09/15/2035	2.350%	EUR	4,763,414	5,304,260
05/15/2036	1.800%	EUR	1,736,414	1,794,601
Total				21,582,929
New Zealand 0.7%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	29,589,516	17,219,195
Sweden 0.3%
Sweden Inflation-Linked Bond(d)
06/01/2032	0.125%	SEK	49,616,792	4,411,547
06/01/2039	0.125%	SEK	36,626,685	3,072,147
Total				7,483,694
United Kingdom 3.2%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	11,832,998	14,688,217
03/22/2034	0.750%	GBP	9,171,497	11,286,463
11/22/2037	1.125%	GBP	10,360,733	12,799,491
03/22/2039	0.125%	GBP	5,748,177	5,991,170
03/22/2044	0.125%	GBP	10,019,917	9,260,519
11/22/2047	0.750%	GBP	5,284,188	5,349,307
03/22/2050	0.500%	GBP	4,988,514	4,531,838
03/22/2052	0.250%	GBP	5,227,450	4,283,933
11/22/2056	0.125%	GBP	6,585,721	4,875,643
11/22/2065	0.125%	GBP	5,194,315	3,456,620
03/22/2068	0.125%	GBP	3,000,805	1,963,141
Total				78,486,342
United States 6.2%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,572,388	17,300,565
01/15/2028	0.500%		20,160,766	19,719,750
01/15/2029	0.875%		22,428,385	21,990,331
07/15/2029	0.250%		12,971,255	12,380,455
07/15/2030	0.125%		19,601,648	18,279,302
04/15/2032	3.375%		20,092,078	22,395,603
07/15/2034	1.875%		8,465,903	8,548,908
02/15/2042	0.750%		9,230,988	7,510,275
02/15/2043	0.625%		4,460,000	3,480,542
02/15/2045	0.750%		7,891,392	6,120,453
02/15/2048	1.000%		5,929,499	4,669,943
02/15/2050	0.250%		8,777,197	5,516,605
Inflation-Indexed Bonds(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2053	1.500%	4,034,612	3,451,642
Total			151,364,374
Total Inflation-Indexed Bonds (Cost $404,021,185)			341,548,077

Residential Mortgage-Backed Securities - Agency 4.5%

Government National Mortgage Association TBA(j)
03/20/2055	3.000%	12,750,000	11,342,520
03/20/2055	3.500%	10,450,000	9,587,675
03/20/2055	4.000%	6,620,000	6,238,026
Uniform Mortgage-Backed Security TBA(j)
03/18/2040	2.500%	7,148,328	6,610,844
03/18/2040- 03/13/2054	3.000%	33,700,000	29,631,150
03/13/2055	3.500%	21,200,000	19,228,657
03/13/2055	4.000%	17,940,000	16,816,471
03/13/2055	4.500%	12,330,000	11,883,494
Total Residential Mortgage-Backed Securities - Agency (Cost $109,321,799)			111,338,837

U.S. Treasury Obligations 8.6%

U.S. Treasury
08/15/2030	0.625%	11,479,000	9,568,823
02/15/2031	1.125%	20,693,000	17,529,234
08/15/2031	1.250%	19,572,000	16,438,951
11/15/2031	1.375%	8,966,000	7,541,247
05/15/2033	3.375%	113,380,000	107,303,541
05/15/2034	4.375%	47,000,000	47,660,937
08/15/2034	3.875%	5,000,000	4,876,562
Total U.S. Treasury Obligations (Cost $223,722,991)			210,919,295

Money Market Funds 45.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(a),(k)	1,115,652,039	1,115,540,474
Total Money Market Funds (Cost $1,115,429,564)		1,115,540,474
Total Investments in Securities (Cost: $2,525,605,628)		2,416,836,137
Other Assets & Liabilities, Net		41,123,187
Net Assets		2,457,959,324
At February 28, 2025, securities and/or cash totaling $153,489,969 were pledged as collateral.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
26,966,000 HKD	3,470,195 USD	Barclays	03/27/2025	1,086	—
731,591,000 SEK	68,743,246 USD	Barclays	03/27/2025	696,690	—
16,360,000 AUD	10,278,589 USD	Citi	03/19/2025	125,982	—
15,499,000 EUR	16,031,417 USD	Citi	03/19/2025	—	(59,102)
15,882,000 SEK	1,496,213 USD	Citi	03/19/2025	19,753	—
12,642,573,988 JPY	84,837,533 USD	Citi	03/27/2025	624,867	—
53,100 USD	7,913,000 JPY	Citi	03/27/2025	—	(391)
4,891,000 CAD	3,418,758 USD	HSBC	03/19/2025	35,772	—
6,107,000 CHF	6,714,376 USD	HSBC	03/19/2025	—	(61,151)
2,366,061,000 JPY	15,592,005 USD	HSBC	03/19/2025	—	(153,552)
1,017,000 NZD	574,708 USD	HSBC	03/19/2025	5,397	—
2,203,000 SEK	206,898 USD	HSBC	03/19/2025	2,098	—
190,728,000 SEK	17,530,465 USD	HSBC	03/19/2025	—	(200,442)
6,423,000 SGD	4,747,656 USD	HSBC	03/19/2025	—	(8,609)
40,575,000 CAD	28,548,813 USD	HSBC	03/27/2025	473,875	—
361,621,164 CNY	50,256,572 USD	HSBC	03/27/2025	109,049	—
20,387,817,000 KRW	14,190,727 USD	HSBC	03/27/2025	223,767	—
1,313,523,000 MXN	64,005,604 USD	HSBC	03/27/2025	320,571	—
2,975,000 SGD	2,226,103 USD	HSBC	03/27/2025	22,212	—
25,210,202 USD	35,830,000 CAD	HSBC	03/27/2025	—	(418,458)
121,284 USD	2,489,000 MXN	HSBC	03/27/2025	—	(608)
1,308,374 USD	14,187,000 SEK	Morgan Stanley	03/19/2025	10,512	—
35,830,000 CAD	24,861,265 USD	Morgan Stanley	03/27/2025	69,521	—
28,283,000 DKK	3,976,340 USD	Morgan Stanley	03/27/2025	36,880	—
186,886,288 EUR	196,018,972 USD	Morgan Stanley	03/27/2025	1,918,936	—
85,840,000 NZD	49,354,738 USD	Morgan Stanley	03/27/2025	1,295,297	—
24,714,401 USD	3,696,660,000 JPY	Morgan Stanley	03/27/2025	—	(90,808)
13,870,000 ZAR	754,664 USD	Morgan Stanley	03/27/2025	14,792	—
28,522,000 HKD	3,662,775 USD	State Street	03/19/2025	—	(5,874)
83,591,000 CHF	93,482,683 USD	State Street	03/27/2025	652,437	—
43,713,000 NZD	24,663,508 USD	State Street	03/27/2025	189,809	—
24,689,088 USD	23,690,000 EUR	State Street	03/27/2025	—	(84,662)
22,809,000 AUD	14,487,182 USD	UBS	03/27/2025	331,574	—
97,165,265 GBP	122,776,571 USD	UBS	03/27/2025	558,344	—
50,472,354 USD	79,465,000 AUD	UBS	03/27/2025	—	(1,155,183)
25,044,255 USD	19,820,000 GBP	UBS	03/27/2025	—	(113,892)
1,001,000 CHF	1,118,542 USD	Wells Fargo	03/19/2025	7,963	—
1,365,000 EUR	1,431,417 USD	Wells Fargo	03/19/2025	14,321	—
1,456,000 GBP	1,800,889 USD	Wells Fargo	03/19/2025	—	(30,556)
1,744,198 USD	1,663,000 EUR	Wells Fargo	03/19/2025	—	(17,730)
20,112,000 NOK	1,809,235 USD	Wells Fargo	03/27/2025	23,590	—
25,061,486 USD	278,591,000 NOK	Wells Fargo	03/27/2025	—	(326,764)
Total				7,785,095	(2,727,782)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	145	03/2025	EUR	11,781,250	44,962	—
Canadian Government 10-Year Bond	567	06/2025	CAD	70,744,590	1,025,530	—
Euro-Bobl	34	03/2025	EUR	4,008,600	—	(47,200)
Euro-BTP	173	03/2025	EUR	20,862,070	—	(99,111)
Euro-Bund	145	03/2025	EUR	19,312,550	—	(550,688)
Euro-Buxl 30-Year	98	03/2025	EUR	12,720,400	—	(806,872)
Euro-OAT	311	03/2025	EUR	38,738,160	—	(89,920)
IBEX 35 Index	89	03/2025	EUR	11,876,427	169,113	—
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Japanese 10-Year Government Bond	26	03/2025	JPY	3,634,020,000	—	(347,090)
Long Gilt	330	06/2025	GBP	30,831,900	395,418	—
MSCI EAFE Index	1,529	03/2025	USD	185,742,920	6,314,506	—
MSCI Emerging Markets Index	2,009	03/2025	USD	110,143,425	—	(1,815,754)
S&P 500 Index E-mini	117	03/2025	USD	34,885,013	467,260	—
S&P 500 Index E-mini	2,039	03/2025	USD	607,953,338	—	(16,974,634)
S&P/TSX 60 Index	227	03/2025	CAD	69,516,480	387,970	—
U.S. Treasury 10-Year Note	1,831	06/2025	USD	203,412,656	2,555,666	—
U.S. Treasury Ultra 10-Year Note	2,355	06/2025	USD	269,058,750	5,717,354	—
Total					17,077,779	(20,731,269)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(377)	03/2025	AUD	(42,799,098)	—	(271,902)
DAX Index	(44)	03/2025	EUR	(24,785,200)	—	(2,210,152)
FTSE 100 Index	(668)	03/2025	GBP	(58,720,540)	—	(783,936)
Russell 2000 Index E-mini	(451)	03/2025	USD	(48,827,515)	2,824,461	—
U.S. Treasury 5-Year Note	(388)	06/2025	USD	(41,879,750)	—	(531,264)
Total					2,824,461	(3,797,254)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 42	Morgan Stanley	12/20/2029	1.000	Quarterly	1.573	USD	202,477,000	1,100,451	—	—	1,100,451	—
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	3.136	USD	339,766,000	5,856,724	—	—	5,856,724	—
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.501	USD	191,288,000	632,816	—	—	632,816	—
Total								7,589,991	—	—	7,589,991	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less spreads of 40-1285 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 40-45 bps on long CFDs	Monthly	Goldman Sachs International	03/01/2028	USD	120,003,218	790,705	40,714	831,419	—
The following table represents the contracts for differences underlying the swap arrangement as of February 28, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	318,665	1,491,262	(41,321)	(5.0)
Broadstone Net Lease, Inc.	123,800	1,941,184	144,846	17.4
Fonciere Des Regions	48,111	2,535,939	85,384	10.3
Land Securities Group PLC	136,862	995,155	(18,917)	(2.3)
LondonMetric Property PLC	1,215,827	2,926,102	(68,929)	(8.3)
Picton Property Income Ltd.	320,395	264,569	(2,219)	(0.3)
Health Care REITs
Assura PLC	183,147	98,130	(1,442)	(0.2)
Primary Health Properties PLC	2,220,333	2,670,412	(45,032)	(5.4)
Target Healthcare REIT PLC	1,951,472	2,113,329	23,330	2.8
Welltower, Inc.	31,100	4,689,880	84,281	10.1
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	19,700	302,986	(11,229)	(1.4)
DiamondRock Hospitality Co.	17,900	155,909	(8,592)	(1.0)
Host Hotels & Resorts, Inc.	191,008	3,256,687	(175,727)	(21.1)
Ryman Hospitality Properties, Inc.	14,700	1,538,502	(84,819)	(10.2)
Industrial REITs
Americold Realty Trust, Inc.	34,700	727,312	68,359	8.2
ARGAN SA	51,194	3,407,153	(32,471)	(3.9)
STAG Industrial, Inc.	3,900	136,500	3,822	0.5
Tritax Big Box REIT PLC	795,464	1,488,217	(12,081)	(1.5)
Office REITs
BXP, Inc.	7,600	540,892	(1,824)	(0.2)
Gecina SA	14,057	1,368,805	(51,128)	(6.1)
Kilroy Realty Corp.	25,100	871,472	24,598	3.0
Workspace Group PLC	56,426	322,603	(15,352)	(1.8)
Real Estate Management & Development
LEG Immobilien AG	8,981	725,145	20,495	2.5
TAG Immobilien AG	155,932	2,129,335	157,447	18.9
Residential REITs
Equity LifeStyle Properties, Inc.	27,600	1,802,280	90,528	10.9
Essex Property Trust, Inc.	7,100	2,064,538	147,609	17.8
Unite Group PLC (The)	431,839	4,706,506	(161,877)	(19.5)
Retail REITs
Agree Realty Corp.	9,100	646,737	24,843	3.0
Capital & Counties Properties PLC	749,222	1,184,360	(14,010)	(1.7)
Carmila SA	6,133	112,392	(2,074)	(0.2)
Kite Realty Group Trust	87,000	1,950,540	44,370	5.3
Klepierre	82,716	2,582,280	45,693	5.5
Macerich Co. (The)	77,700	1,616,937	(215,229)	(25.9)
NNN REIT, Inc.	17,600	718,960	28,160	3.4
SITE Centers Corp.	40,641	600,674	(31,294)	(3.8)
Supermarket Income REIT PLC	130,354	117,501	(1,573)	(0.2)
Unibail-Rodamco-Westfield	14,666	1,225,843	16,607	2.0
Specialized REITs
Big Yellow Group PLC	16,976	199,035	375	—
Digital Realty Trust, Inc.	2,100	347,865	(19,593)	(2.4)
Equinix, Inc.	1,800	1,677,420	(49,104)	(5.9)
Safestore Holdings PLC	79,864	586,488	23,945	2.9
VICI Properties, Inc.	140,200	4,256,472	298,626	35.9
Total		63,094,308	267,481

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Consumer Discretionary
Hotels, Restaurants & Leisure
PPHE Hotel Group Ltd.	(8,376)	(139,915)	1,688	0.2
Real Estate
Diversified REITs
WP Carey, Inc.	(4,100)	(247,599)	(15,662)	(1.9)
Hotel & Resort REITs
RLJ Lodging Trust	(229,800)	(2,229,446)	101,498	12.2
Industrial REITs
Segro PLC	(139,909)	(1,263,610)	19,607	2.4
Terreno Realty Corp	(17,600)	(1,181,136)	(12,496)	(1.5)
Office REITs
Derwent London PLC	(142,902)	(3,523,862)	218,141	26.2
Douglas Emmett, Inc.	(48,700)	(819,621)	(22,889)	(2.8)
Great Portland Estates PLC	(542,968)	(1,978,262)	110,259	13.3
JBG Smith Properties	(60,300)	(902,088)	(22,914)	(2.8)
Vornado Realty Trust	(11,200)	(468,496)	(2,352)	(0.3)
Real Estate Management & Development
Allreal Holding AG	(29,720)	(5,638,731)	(34,286)	(4.1)
Aroundtown SA	(926,146)	(2,519,728)	(134,666)	(16.2)
Atrium Ljungberg AB	(82,636)	(1,412,673)	30,258	3.6
Castellum AB	(85,946)	(966,406)	9,263	1.1
Catena AB	(75,912)	(3,403,697)	263,488	31.7
Cibus Nordic Real Estate AB	(52,079)	(836,355)	49,781	6.0
Citycon OYJ	(163,323)	(576,080)	50,559	6.1
Fabege AB	(363,111)	(2,895,333)	(1,399)	(0.2)
Grainger PLC	(99,469)	(264,595)	5,477	0.7
Hufvudstaden AB	(230,890)	(2,680,233)	71,868	8.6
Mobimo Holding AG	(11,966)	(4,185,120)	104,040	12.5
Peach Property Group AG	(116,378)	(1,044,633)	25,385	3.1
VGP NV	(29,701)	(2,448,394)	(34,616)	(4.2)
Vonovia SE	(86,465)	(2,627,951)	(50,137)	(6.0)
Wallenstam AB	(605,813)	(2,745,139)	54,315	6.5
Residential REITs
American Homes 4 Rent, Class A	(15,500)	(550,870)	(22,785)	(2.7)
Care Property Invest NV	(34,487)	(397,073)	(16,433)	(2.0)
Independence Realty Trust, Inc.	(60,900)	(1,266,720)	(60,900)	(7.3)
Retail REITs
Acadia Realty Trust	(67,600)	(1,595,360)	36,504	4.4
Brixmor Property Group, Inc.	(31,522)	(868,431)	(12,924)	(1.6)
Curbline Properties Corp	(12,999)	(322,375)	2,210	0.3
Mercialys SA	(108,663)	(1,195,483)	(7,806)	(0.9)
Regency Centers Corp.	(4,300)	(313,341)	(16,469)	(2.0)
Specialized REITs
American Tower Corp.	(3,600)	(682,380)	(57,852)	(7.0)
Gaming and Leisure Properties, Inc.	(18,505)	(907,485)	(20,540)	(2.5)
National Storage Affiliates Trust	(15,700)	(591,733)	(14,601)	(1.8)
Shurgard Self Storage Ltd.	(35,504)	(1,218,557)	(69,390)	(8.3)
Total		(56,908,911)	523,224

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate or SONIA plus a spread of 40-45 basis points on long CFDs	Monthly	Morgan Stanley	11/03/2026	USD	6,659,875	143,363	4,135	147,498	—
The following table represents the contracts for differences underlying the swap arrangement as of February 28, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	69,800	2,214,056	69,800	47.3
Industrial REITs
Rexford Industrial Realty, Inc.	7,300	299,227	2,409	1.6
Office REITs
Brandywine Realty Trust	19,600	96,040	2,940	2.0
Highwoods Properties, Inc.	10,500	302,820	3,045	2.1
Real Estate Management & Development
Sirius Real Estate Ltd.	572,601	561,982	4,874	3.3
Residential REITs
Sun Communities, Inc.	3,300	416,130	33,165	22.5
Total		3,890,255	116,233

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(183,600)	(2,302,384)	34,925	23.7
Retail REITs
Tanger, Inc.	(13,400)	(467,235)	(7,795)	(5.3)
Total		(2,769,619)	27,130

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs and OBFR on short CFDs	Depreciation on underlying CFDs and OBFR or SONIA plus a spread of 38.5-46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	7,343,607	38,204	(17,222)	20,982	—
The following table represents the contracts for differences underlying the swap arrangement as of February 28, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Prologis, Inc.	9,300	1,128,183	24,273	115.7
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Residential REITs
UDR, Inc.	1,700	73,219	3,587	17.1
Specialized REITs
Extra Space Storage, Inc.	25,625	3,970,337	(60,988)	(290.7)
Total		5,171,739	(33,128)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Retail REITs
Hammerson PLC	(613,023)	(2,171,867)	71,332	340.0
Total		(2,171,867)	71,332

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.330%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.299%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.304%
ESTR	Euro Short Term Rate	2.666%
OBFR	Overnight Bank Funding Rate	4.330%
SARON	Swiss Average Rate Overnight	0.448%
SOFR	Secured Overnight Financing Rate	4.360%
SONIA	Sterling Overnight Index Average	4.455%
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	210,958,482	205,379,645	(241,300,802)	(5,668,986)	169,368,339	—	(12,800,802)	22,154,093	17,247,285
Columbia Short-Term Cash Fund, 4.479%
	1,090,947,206	2,136,016,550	(2,111,499,155)	75,873	1,115,540,474	—	33,676	41,934,622	1,115,652,039
Total	1,301,905,688			(5,593,113)	1,284,908,813	—	(12,767,126)	64,088,715

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $255,998,617, which represents 10.42% of total net assets.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $180,908, which represents 0.01% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2025.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2025 (Unaudited)
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Risk Allocation Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT214_05_R01_(04/25)